Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2015
Dynagas Operating GP LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Ownership interest in subsidiary	100.00%
Dynagas Operating LP
Subsidiary Of Limited Liability Company Or Limited Partnership
Ownership interest in subsidiary	100.00%